Subsequent events (Details Narrative) - shares		12 Months Ended
	Mar. 13, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Voting rights		Each Class A Ordinary Share shall be entitled to one vote and each Class B Ordinary Share shall be entitled to 10 votes on all matters subject to the vote at general meetings of our Company
Subsequent Event [Member]
Subsequent Event [Line Items]
Voting rights	Holders of Class A Ordinary Shares are entitled to one vote per share, while holders of Class B Ordinary Shares are entitled to 10 votes per share.
Common Class B [Member] | Subsequent Event [Member] | Terence Zou [Member]
Subsequent Event [Line Items]
Shares issued	3,000,000
Shares outstanding	5,177,175
Shares issued and outstanding percent	17.70%
Aggregate voting power percent	58.70%